Long-term Investments - Available-for-sale Investment - Additional Information (Details)			9 Months Ended		12 Months Ended
	Apr. 28, 2016 USD ($)	Mar. 30, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 24, 2016 USD ($)
Available-for-sale investment
Interest income | ¥					¥ 568,320
Unrealized holding loss of available-for-sale investment reported in other comprehensive income (loss) | ¥					553,870
Net book value | ¥						¥ 0	¥ 0
Convertible promissory note ("the Notes")
Available-for-sale investment
Aggregate fair value					¥ 10,376,547			$ 1,504,000
Impairment loss of convertible bond			¥ 10,458,538	$ 1,504,000
Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible promissory note ("the Notes")
Available-for-sale investment
Maximum amount of investments allowed for purchase | $									$ 2,500,000
ATA BVI | Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible promissory note ("the Notes")
Available-for-sale investment
Principal amount of investments | $	$ 1,200,000	$ 300,000
Interest rate per annum (as a percent)	6.00%	6.00%
Cash consideration | $	$ 1,500,000
Term of investments	24 months	24 months
Amount converted to, as a percentage of qualified financing security purchase price	75.00%	75.00%